Digital Currencies - Schedule of holdings of digital currencies (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Digital currencies	$ 181,146	$ 161,645
Bitcoin [Member]
Finite-Lived Intangible Assets [Line Items]
Digital currencies	180,741	161,258	$ 65,772
Ethereum Classic [Member]
Finite-Lived Intangible Assets [Line Items]
Digital currencies	6	196	$ 117
Other Currencies [Member]
Finite-Lived Intangible Assets [Line Items]
Digital currencies	$ 399	$ 191